Financial risk management (Schedule of detailed information about consolidated financial statements) (Details) - Currency risk [Member] - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash (bank indebtedness)	$ (3,188)	$ 99,139
Trade payables and other liabilities	387,766	318,172
Convertible debentures	2,010,940	1,877,487
Derivative liabilities	$ 207,161	$ 199,650